T. ROWE PRICE Short-Term Bond Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.5%
Car Loan 5.6%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,107
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,531
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,654
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,017
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,682
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,065
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 756 755
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 9,095 8,996
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,109
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,205
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,092
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,719
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,882
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,018
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,257
T. ROWE PRICE Short-Term Bond Fund

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,560 1,516
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,231
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  2,409 2,404
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,082
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 6,129
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 333 331
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,935 3,787
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  4,295 3,932
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  9,630 8,911
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,455
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,053
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,871
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 4,936
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,124
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,140
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,674

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 10,085
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 2,235 2,159
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  5,280 5,245
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  1,420 1,404
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 1,395 1,349
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 3,105 3,006
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  5,975 5,901
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,815
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 10,950
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 13,585 13,561
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 5,280 5,197
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 3,814
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 15,370 14,512
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,229
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 5,315 4,957
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,287

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,262
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,977
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 3,956
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,445
283,776
Other Asset-Backed Securities 5.4%
Amur Equipment Finance Receivables VII
Series 2019-1A, Class B
2.80%, 3/20/25 (1) 7,833 7,764
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 14,746 14,161
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.51%, 1/20/28 (1) 6,230 6,167
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 2,925 2,732
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,364 1,300
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 3.612%, 7/15/33 (1) 10,480 10,307
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 3.562%, 7/15/33 (1) 15,375 15,037
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  8,360 8,268
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%, 7/17/34 (1) 9,145 8,932
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 672 651
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 2,965 2,794

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 6,409 5,926
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 3,802 3,734
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 216 211
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 854 812
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 1,759 1,668
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 1,210 1,158
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 3.54%, 1/16/28 (1) 3,355 3,336
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.712%, 1/15/32 (1) 8,250 8,146
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 1,282 1,273
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 3.739%, 7/27/31 (1) 10,835 10,712
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 4.319%, 7/27/31 (1) 6,810 6,615
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 13,845 13,573
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 3.70%, 4/20/32 (1) 8,915 8,744
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 3.582%, 7/15/33 (1) 7,285 7,156
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.983%, 1/25/32 (1) 7,570 7,468
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 1,068 996

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 309 304
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 110 108
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 277 269
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 3.66%, 10/18/30 (1) 4,225 4,167
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 4.14%, 10/18/30 (1) 7,575 7,298
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%, 1/20/32 (1) 14,325 14,068
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 3.80%, 4/16/33 (1) 4,060 3,989
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 3.789%, 4/22/29 (1) 9,022 8,931
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 4.062%, 7/15/30 (1) 11,235 10,875
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 4,085 3,930
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 4,897
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.985%, 11/15/31 (1) 17,285 16,993
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 6,845 6,721
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 892 870
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 2,850 2,776
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 4,318 4,122

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 1,442 1,368
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 4.233%, 10/25/29 (1) 11,545 11,150
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.392%, 4/15/28 (1) 4,036 4,008
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 3.532%, 1/15/34 (1) 3,605 3,540
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.79%, 4/20/33 (1) 4,230 4,157
274,182
Student Loan 2.5%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 5,125 4,797
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 4,543 4,093
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 3,731 3,648
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 5,751 5,510
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 7,756 7,401
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 2,691 2,509
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 18,903 17,277
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 2,989 2,773
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 3,228 2,960
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,942 1,779

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,914 1,764
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 11,908 10,852
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 2.276%, 3/22/32  3,889 3,693
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 3.184%, 3/26/68 (1) 2,078 2,014
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 11,752 10,563
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 3,920 3,644
SMB Private Education Loan Trust
Series 2014-A, Class A3, ARM
1M USD LIBOR + 1.50%, 3.891%, 4/15/32 (1) 6,797 6,796
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 2,999 2,911
SMB Private Education Loan Trust
Series 2016-C, Class A2B, ARM
1M USD LIBOR + 1.10%, 3.491%, 9/15/34 (1) 4,524 4,516
SMB Private Education Loan Trust
Series 2018-B, Class A2B, ARM
1M USD LIBOR + 0.72%, 3.111%, 1/15/37 (1) 8,312 8,200
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 2,099 1,906
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 7,925 7,221
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 10,846 9,851
126,678
Total Asset-Backed Securities
(Cost $712,923) 684,636

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 48.4%
FINANCIAL INSTITUTIONS 19.6%
Banking 12.3%
AIB Group, 4.75%, 10/12/23 (1) 8,068 8,004
American Express, 2.25%, 3/4/25  12,785 12,178
American Express, 3.375%, 5/3/24  5,295 5,234
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,511
Banco Santander, 3.496%, 3/24/25  8,200 8,016
Banco Santander, VR, 0.701%, 6/30/24 (2) 3,000 2,902
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 4.125%, 11/9/22  10,350 10,352
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,872
Bank of America, VR, 0.81%, 10/24/24 (2) 6,275 6,006
Bank of America, VR, 0.976%, 4/22/25 (2) 9,040 8,509
Bank of America, VR, 1.734%, 7/22/27 (2) 6,595 5,844
Bank of America, VR, 1.843%, 2/4/25 (2) 6,080 5,830
Bank of America, VR, 3.384%, 4/2/26 (2) 7,560 7,280
Bank of America, VR, 3.841%, 4/25/25 (2) 5,330 5,278
Bank of Ireland Group, 4.50%, 11/25/23 (1) 21,463 21,298
Bank of Montreal, 3.70%, 6/7/25  10,110 9,970
Bank of New York Mellon, VR, 4.414%, 7/24/26 (2) 6,645 6,673
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,615 7,210
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 8,921
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1) 10,350 10,326
Barclays, VR, 1.007%, 12/10/24 (2) 7,245 6,863
Barclays, VR, 4.338%, 5/16/24 (2) 5,640 5,612
Barclays, VR, 5.304%, 8/9/26 (2) 4,510 4,481
BPCE, 5.70%, 10/22/23 (1) 22,547 22,675
Capital One Financial, 3.20%, 1/30/23  5,589 5,574
Capital One Financial, 3.50%, 6/15/23  4,030 4,014
Capital One Financial, 3.90%, 1/29/24  4,115 4,094
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,645 7,247
Capital One Financial, VR, 4.985%, 7/24/26 (2) 5,995 5,985
Citigroup, VR, 0.981%, 5/1/25 (2) 7,545 7,084
Citigroup, VR, 3.106%, 4/8/26 (2) 4,035 3,876
Citigroup, VR, 4.14%, 5/24/25 (2) 7,260 7,195
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,559
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 3.803%, 4/24/23 (1) 5,525 5,532
Credit Suisse, 0.495%, 2/2/24  7,350 6,920
Credit Suisse, 1.00%, 5/5/23  10,620 10,379
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 3,385 3,360
Credit Suisse Group, VR, 6.373%, 7/15/26 (1)(2) 7,600 7,600
Danske Bank, 1.226%, 6/22/24 (1) 10,885 10,221

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Danske Bank, 5.375%, 1/12/24 (1) 8,680 8,743
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 5,275 5,137
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,257
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2) 4,990 4,776
Goldman Sachs Group, VR, 0.673%, 3/8/24 (2) 3,465 3,395
Goldman Sachs Group, VR, 0.925%, 10/21/24 (2) 4,580 4,386
Goldman Sachs Group, VR, 1.757%, 1/24/25 (2) 7,600 7,309
Goldman Sachs Group, VR, 4.482%, 8/23/28 (2) 5,960 5,816
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 6,210 5,926
HSBC Holdings, VR, 1.645%, 4/18/26 (2) 12,655 11,521
JPMorgan Chase, FRN, SOFR + 0.885%, 3.111%, 4/22/27  5,480 5,328
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 8,300 7,766
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 13,190 12,331
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 7,690 7,596
KeyCorp, VR, 3.878%, 5/23/25 (2) 3,005 2,973
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,713
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (2) 14,410 13,441
Morgan Stanley, 4.10%, 5/22/23  2,320 2,327
Morgan Stanley, 4.875%, 11/1/22  5,035 5,043
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 6,450 6,348
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 9,675 9,595
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 8,475 8,289
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 6,525 6,045
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 7,180 6,811
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 4,160 4,095
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2) 2,605 2,590
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,589
NatWest Markets, 2.375%, 5/21/23 (1) 9,705 9,579
NatWest Markets, 3.479%, 3/22/25 (1) 8,005 7,783
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 5,540 4,808
Skandinaviska Enskilda Banken, 3.70%, 6/9/25 (1) 7,645 7,512
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,065
Standard Chartered, 3.95%, 1/11/23 (1) 12,570 12,541
Standard Chartered, VR, 0.991%, 1/12/25 (1)(2) 3,390 3,199
Standard Chartered, VR, 1.214%, 3/23/25 (1)(2) 520 489
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 4,160 4,143
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2) 3,965 3,664
Standard Chartered, VR, 3.885%, 3/15/24 (1)(2) 1,325 1,317
Svenska Handelsbanken, VR, 1.418%, 6/11/27 (1)(2) 6,100 5,417
Synchrony Financial, 4.25%, 8/15/24  16,585 16,364
Truist Financial, FRN, SOFR + 0.40%, 2.182%, 6/9/25  6,125 5,983
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 10,510 10,527
UBS Group, VR, 1.008%, 7/30/24 (1)(2) 12,535 12,143
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 3,200 2,778
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 2,465 2,438
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 6,380 6,351

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, 4.125%, 8/15/23  2,625 2,627
Wells Fargo, VR, 1.654%, 6/2/24 (2) 6,200 6,072
Wells Fargo, VR, 2.188%, 4/30/26 (2) 5,935 5,544
Wells Fargo, VR, 3.526%, 3/24/28 (2) 4,850 4,571
Wells Fargo, VR, 3.908%, 4/25/26 (2) 7,870 7,709
Wells Fargo, VR, 4.54%, 8/15/26 (2) 7,470 7,421
623,676
Brokerage Asset Managers Exchanges 0.8%
Charles Schwab, 2.45%, 3/3/27 (3) 14,325 13,379
Charles Schwab, 4.20%, 3/24/25  6,770 6,799
LSEGA Financing, 0.65%, 4/6/24 (1) 11,680 11,033
Nasdaq, 0.445%, 12/21/22  6,280 6,226
37,437
Finance Companies 1.8%
AerCap Ireland Capital, 1.65%, 10/29/24  11,390 10,539
AerCap Ireland Capital, 4.125%, 7/3/23  10,987 10,916
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 7,462
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,748
Air Lease, 2.25%, 1/15/23  5,935 5,889
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 7,960
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 6,606
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,132
GATX, 3.25%, 3/30/25  1,750 1,685
GATX, 3.90%, 3/30/23  5,640 5,624
GATX, 4.35%, 2/15/24  11,813 11,815
Park Aerospace Holdings, 4.50%, 3/15/23 (1) 6,408 6,360
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 3,130 3,039
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 5,893 5,845
92,620
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 7,447 7,120
7,120
Insurance 3.6%
Aetna, 2.80%, 6/15/23  4,055 4,018
American International Group, 2.50%, 6/30/25  9,660 9,213
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 11,669
Athene Global Funding, 2.514%, 3/8/24 (1) 15,230 14,667
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 7,280 7,068
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 6,858
CNO Global Funding, 1.65%, 1/6/25 (1) 7,125 6,642
CNO Global Funding, 1.75%, 10/7/26 (1) 8,935 7,956
Corebridge Financial, 3.50%, 4/4/25 (1) 5,855 5,630
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (1) 17,120 16,752
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,600
First American Financial, 4.60%, 11/15/24  2,840 2,838
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 10,831

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Humana, 0.65%, 8/3/23  4,715 4,575
Humana, 1.35%, 2/3/27  3,515 3,076
Humana, 2.90%, 12/15/22  2,215 2,212
Humana, 3.15%, 12/1/22  2,548 2,547
Humana, 3.85%, 10/1/24  6,064 6,042
Humana, 4.50%, 4/1/25  4,125 4,151
Jackson Financial, 1.125%, 11/22/23 (1) 9,095 8,743
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 7,737
Lincoln National, 4.00%, 9/1/23  2,025 2,022
Marsh & McLennan, 3.875%, 3/15/24  5,950 5,942
Metropolitan Life Global Funding I, 0.40%, 1/7/24 (1) 6,570 6,265
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,696
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,116
UnitedHealth Group, 3.70%, 5/15/27 (3) 7,965 7,887
181,753
Real Estate Investment Trusts 0.9%
American Campus Communities Operating Partnership, 3.75%,
4/15/23  6,705 6,707
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,932
Highwoods Realty, 3.625%, 1/15/23  12,275 12,274
Kilroy Realty, 4.375%, 10/1/25  2,355 2,323
Public Storage, FRN, SOFR + 0.47%, 2.705%, 4/23/24  4,245 4,219
Simon Property Group, 2.00%, 9/13/24  3,350 3,218
Simon Property Group, 3.375%, 10/1/24  6,565 6,480
WP Carey, 4.60%, 4/1/24  9,915 9,898
47,051
Total Financial Institutions 989,657
INDUSTRIAL 26.0%
Basic Industry 1.5%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,168
Celanese U.S. Holdings, 5.90%, 7/5/24  12,960 13,056
Celanese U.S. Holdings, 6.05%, 3/15/25  16,050 16,107
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,363
Ecolab, 1.65%, 2/1/27  2,900 2,636
LYB International Finance III, 1.25%, 10/1/25  5,631 5,094
Nucor, 2.00%, 6/1/25  2,330 2,198
Nucor, 3.95%, 5/23/25  3,585 3,557
POSCO, 2.375%, 11/12/22 (1) 8,335 8,313
POSCO, 2.375%, 1/17/23 (1) 5,205 5,173
Sherwin-Williams, 4.05%, 8/8/24  1,990 1,987
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,977
Steel Dynamics, 2.80%, 12/15/24  5,070 4,899
Westlake, 0.875%, 8/15/24  1,500 1,417
75,945

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,280
Amphenol, 2.05%, 3/1/25  6,720 6,345
Boral Finance, 3.00%, 11/1/22 (1) 1,070 1,067
Carrier Global, 2.242%, 2/15/25  1,909 1,810
Otis Worldwide, 2.056%, 4/5/25  7,965 7,529
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,390
Republic Services, 0.875%, 11/15/25  1,566 1,408
Republic Services, 2.50%, 8/15/24  1,490 1,446
Roper Technologies, 1.00%, 9/15/25  1,740 1,577
Roper Technologies, 3.65%, 9/15/23  2,210 2,203
Waste Management, 0.75%, 11/15/25  6,230 5,649
45,704
Communications 4.1%
American Tower, 2.40%, 3/15/25  4,733 4,486
American Tower, 5.00%, 2/15/24  3,384 3,408
Charter Communications Operating, 4.908%, 7/23/25  27,430 27,364
Cox Communications, 2.95%, 6/30/23 (1) 3,815 3,774
Cox Communications, 3.15%, 8/15/24 (1) 13,268 12,888
Crown Castle, 1.05%, 7/15/26  9,140 8,019
Crown Castle, 2.90%, 3/15/27  6,355 5,885
Crown Castle, 3.15%, 7/15/23  3,226 3,206
KT, 4.00%, 8/8/25 (1) 8,770 8,723
Magallanes, 3.755%, 3/15/27 (1) 20,340 19,002
NTT Finance, 0.583%, 3/1/24 (1) 4,120 3,913
NTT Finance, 4.142%, 7/26/24 (1) 1,850 1,854
NTT Finance, 4.239%, 7/25/25 (1)(3) 1,630 1,631
Rogers Communications, 3.20%, 3/15/27 (1) 9,100 8,648
SBA Tower Trust, 1.631%, 11/15/26 (1) 4,260 3,718
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,226
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,240 6,930
SBA Tower Trust, 3.448%, 3/15/23 (1) 6,515 6,482
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1) 2,540 2,482
SES, 3.60%, 4/4/23 (1) 6,410 6,362
Sky, 3.75%, 9/16/24 (1) 17,915 17,772
T-Mobile USA, 3.50%, 4/15/25  7,685 7,495
Take-Two Interactive Software, 3.30%, 3/28/24  6,240 6,145
Take-Two Interactive Software, 3.55%, 4/14/25  2,095 2,054
Verizon Communications, 0.85%, 11/20/25  11,600 10,411
Verizon Communications, 1.45%, 3/20/26  9,810 8,944
Verizon Communications, 2.625%, 8/15/26  11,075 10,421
Walt Disney, 1.75%, 1/13/26  5,230 4,874
209,117
Consumer Cyclical 4.2%
7-Eleven, 0.625%, 2/10/23 (1) 3,020 2,975

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,658
AutoZone, 3.625%, 4/15/25  3,600 3,545
Daimler Trucks Finance North America, 1.625%, 12/13/24 (1) 7,760 7,270
General Motors, 4.875%, 10/2/23  5,380 5,407
General Motors, 5.40%, 10/2/23  7,465 7,541
General Motors Financial, 2.90%, 2/26/25  13,795 13,192
Genuine Parts, 1.75%, 2/1/25  2,980 2,810
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,617
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,612
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,421
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,488
Hyundai Capital America, 1.15%, 11/10/22 (1) 3,375 3,358
Hyundai Capital America, 2.375%, 2/10/23 (1) 14,200 14,015
Hyundai Capital America, 2.85%, 11/1/22 (1) 3,740 3,736
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,616
Lowe's, 3.35%, 4/1/27  2,275 2,193
Marriott International, 2.125%, 10/3/22  505 505
Marriott International, 3.125%, 2/15/23  2,575 2,564
Marriott International, 3.60%, 4/15/24  14,722 14,576
Mercedes-Benz Finance North America, 1.75%, 3/10/23 (1) 13,400 13,248
Nissan Motor, 3.043%, 9/15/23 (1) 15,844 15,569
Nissan Motor Acceptance, 2.60%, 9/28/22 (1) 15,085 15,050
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 1,530 1,514
Nordstrom, 2.30%, 4/8/24  1,280 1,192
O'Reilly Automotive, 3.80%, 9/1/22  3,280 3,280
QVC, 4.85%, 4/1/24  4,660 4,479
Ross Stores, 0.875%, 4/15/26  4,540 4,018
Ross Stores, 3.375%, 9/15/24  1,475 1,442
Ross Stores, 4.60%, 4/15/25  14,016 14,110
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,790 5,010
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 5,475 5,441
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,071
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 4,755 4,748
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 2,400 2,388
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,107
211,766
Consumer Non-Cyclical 6.2%
AbbVie, 2.60%, 11/21/24  20,860 20,159
AbbVie, 2.90%, 11/6/22  12,900 12,889
AbbVie, 2.95%, 11/21/26  14,705 13,854
AbbVie, 3.20%, 11/6/22  1,385 1,385
AbbVie, 3.20%, 5/14/26  1,295 1,242
AmerisourceBergen, 0.737%, 3/15/23  10,630 10,471
Anheuser-Busch, 3.65%, 2/1/26  3,310 3,256
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,869
BAT International Finance, 1.668%, 3/25/26  7,140 6,351

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BAT International Finance, 4.448%, 3/16/28  13,155 12,399
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,044
Becton Dickinson & Company, 3.363%, 6/6/24  6,449 6,441
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,141
Brunswick, 0.85%, 8/18/24  10,060 9,304
Bunge Finance, 3.00%, 9/25/22  28,563 28,562
Cardinal Health, 3.079%, 6/15/24  5,115 5,024
Cardinal Health, 3.20%, 3/15/23  5,250 5,226
Cardinal Health, 3.50%, 11/15/24  6,185 6,077
Cigna, 0.613%, 3/15/24  2,840 2,701
Cigna, 3.00%, 7/15/23  5,195 5,157
Cigna, 3.75%, 7/15/23  2,942 2,941
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 17,240 16,265
CommonSpirit Health, 1.547%, 10/1/25  5,450 4,963
Constellation Brands, 3.60%, 5/9/24  6,430 6,387
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,532
CVS Health, 2.625%, 8/15/24  2,460 2,402
CVS Health, 2.875%, 6/1/26  3,470 3,304
CVS Health, 3.00%, 8/15/26  2,945 2,829
Diageo Capital, 1.375%, 9/29/25  4,560 4,204
Hasbro, 3.00%, 11/19/24  13,727 13,296
HCA, 3.125%, 3/15/27 (1) 7,560 6,982
Imperial Brands Finance, 3.125%, 7/26/24 (1) 13,435 12,927
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,609 1,574
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,102
Mondelez International, 2.125%, 3/17/24  5,385 5,237
Mondelez International, 2.625%, 3/17/27  5,415 5,045
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,416
PerkinElmer, 0.55%, 9/15/23  5,755 5,531
PerkinElmer, 0.85%, 9/15/24  1,093 1,020
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 23,994
Royalty Pharma, 0.75%, 9/2/23  6,420 6,200
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  5,950 5,874
Stryker, 0.60%, 12/1/23  2,875 2,761
Viatris, 1.65%, 6/22/25  3,945 3,596
313,934
Energy 4.3%
Aker BP, 3.00%, 1/15/25 (1) 7,265 6,947
Baker Hughes Holdings, 1.231%, 12/15/23  2,780 2,688
Canadian Natural Resources, 2.05%, 7/15/25 (3) 11,415 10,634
Canadian Natural Resources, 3.80%, 4/15/24 (3) 1,890 1,871
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 10,154
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,870 14,217
Devon Energy, 8.25%, 8/1/23  4,205 4,321
Enbridge, 2.15%, 2/16/24 (3) 2,395 2,322
Enbridge, 2.50%, 1/15/25  9,500 9,101

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge, 2.50%, 2/14/25 (3) 4,350 4,154
Enbridge, 4.00%, 10/1/23  5,580 5,564
Energy Transfer, 2.90%, 5/15/25  1,860 1,762
Energy Transfer, 3.45%, 1/15/23  697 695
Energy Transfer, 4.25%, 3/15/23  14,312 14,240
Energy Transfer, 4.25%, 4/1/24  455 450
Energy Transfer, 4.90%, 2/1/24  4,925 4,944
Energy Transfer, 5.875%, 1/15/24  17,363 17,558
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,814
Eni, Series X-R, 4.00%, 9/12/23 (1) 13,505 13,449
EOG Resources, 2.625%, 3/15/23  2,263 2,253
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 4,272 4,164
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 2,856
Pioneer Natural Resources, 0.55%, 5/15/23  5,240 5,100
Plains All American Pipeline, 2.85%, 1/31/23  10,934 10,861
Sabine Pass Liquefaction, 5.625%, 4/15/23  18,084 18,171
Sabine Pass Liquefaction, 5.625%, 3/1/25  7,490 7,630
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,930 7,029
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,177
Schlumberger Holdings, 3.75%, 5/1/24 (1) 10,390 10,330
Schlumberger Holdings, 4.00%, 12/21/25 (1) 2,580 2,544
Williams, 3.70%, 1/15/23  16,130 16,190
Williams, 4.30%, 3/4/24  2,123 2,099
218,289
Industrial Other 0.2%
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,333
10,333
Technology 3.3%
Analog Devices, 2.95%, 4/1/25  2,075 2,025
CDW, 5.50%, 12/1/24  2,690 2,737
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,634
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,459
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,966
Fiserv, 2.75%, 7/1/24  13,355 13,029
Fiserv, 3.80%, 10/1/23 (3) 3,685 3,677
Fortinet, 1.00%, 3/15/26  5,710 5,062
HCL America, 1.375%, 3/10/26 (1) 15,000 13,498
Marvell Technology, 4.20%, 6/22/23  8,705 8,661
Microchip Technology, 0.972%, 2/15/24  10,345 9,824
Microchip Technology, 0.983%, 9/1/24  8,380 7,812
Microchip Technology, 2.67%, 9/1/23  7,395 7,284
Moody's, 3.75%, 3/24/25  6,475 6,394
NXP, 2.70%, 5/1/25  4,850 4,622
NXP, 3.875%, 6/18/26  3,155 3,049
NXP, 4.40%, 6/1/27  1,040 1,021
NXP, 4.875%, 3/1/24  5,381 5,408

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oracle, 2.40%, 9/15/23  11,225 11,025
Qorvo, 1.75%, 12/15/24 (1) 3,710 3,450
RELX Capital, 3.50%, 3/16/23  4,470 4,453
S&P Global, 2.45%, 3/1/27 (1) 14,680 13,674
Skyworks Solutions, 0.90%, 6/1/23  2,645 2,578
VMware, 0.60%, 8/15/23  5,675 5,483
Western Union, 2.85%, 1/10/25  11,414 10,922
Workday, 3.50%, 4/1/27  3,450 3,296
167,043
Transportation 1.3%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  3,952 3,458
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 9,934
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,223
HPHT Finance, 2.75%, 9/11/22  14,084 14,076
HPHT Finance, 2.875%, 11/5/24  700 677
Kansas City Southern, 3.00%, 5/15/23  7,520 7,482
Penske Truck Leasing, 3.45%, 7/1/24 (1) 3,390 3,308
Sydney Airport Finance, 3.90%, 3/22/23 (1) 9,674 9,649
Triton Container International, 0.80%, 8/1/23 (1) 11,395 10,951
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,315 1,974
65,732
Total Industrial 1,317,863
UTILITY 2.8%
Electric 2.4%
AES, 3.30%, 7/15/25 (1) 5,425 5,144
Alexander Funding Trust, 1.841%, 11/15/23 (1) 7,760 7,366
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,137
Edison International, 2.95%, 3/15/23  4,199 4,183
Edison International, 3.125%, 11/15/22  4,775 4,766
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 8,536
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 11,855
Eversource Energy, 4.20%, 6/27/24  4,445 4,442
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,195
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,998
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,338
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,794
Pacific Gas & Electric, FRN, SOFRINDX + 1.15%, 3.444%, 11/14/22  1,475 1,472
Vistra Operations, 3.55%, 7/15/24 (1) 30,800 29,645
Vistra Operations, 5.125%, 5/13/25 (1) 8,015 7,975
119,846
Natural Gas 0.4%
APT Pipelines, 4.20%, 3/23/25 (1) 13,674 13,413
Sempra Energy, 3.30%, 4/1/25  5,035 4,902

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  5,420 5,167
23,482
Total Utility 143,328
Total Corporate Bonds
(Cost $2,553,078) 2,450,848
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Owned No Guarantee 1.2%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,368
DAE Funding, 1.55%, 8/1/24 (1) 4,225 3,952
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 10,827
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,998
NBN, 1.45%, 5/5/26 (1)(3) 15,195 13,598
QNB Finance, 2.625%, 5/12/25  4,765 4,577
QNB Finance, 3.50%, 3/28/24  8,635 8,554
State Bank of India, 4.50%, 9/28/23  4,000 4,009
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,544
Total Foreign Government Obligations & Municipalities
(Cost $66,361) 61,427
MUNICIPAL SECURITIES 0.4%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,564
5,564
Illinois 0.3%
Illinois, Series A, GO, 2.25%, 10/1/22  13,440 13,429
13,429
New York 0.0%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,426
2,426
Total Municipal Securities
(Cost $21,715) 21,419
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 16.9%
Collateralized Mortgage Obligations 9.6%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 1,527 1,422
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 1,251 1,183

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 5,145 4,628
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,516 4,041
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,304 1,154
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 3,571 3,168
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 3,502 2,919
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 73 73
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 380 377
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 7,839 7,235
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 7,263 6,603
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 5,689 5,154
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 2,781 2,546
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 5,138 4,865
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 4,623 4,029
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 3,477 3,155
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,770 4,125
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 589 566

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 2,906 2,571
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 2,873 2,410
COLT Mortgage Loan Trust
Series 2022-3, Class A1, CMO, ARM
3.901%, 2/25/67 (1) 7,185 6,880
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 3.794%, 9/25/29  200 200
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 3.544%, 11/25/29  6,809 6,769
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 3.644%, 1/25/30  250 250
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  7,254 7,219
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  448 445
Connecticut Avenue Securities
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 4.758%, 7/25/42 (1) 3,003 3,041
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 9,072 8,961
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 10,321 10,250
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 6,533 6,530
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 4,317 4,313
Connecticut Avenue Securities Trust
Series 2022-R05, Class 2M1, CMO, ARM
SOFR30A + 1.90%, 4.083%, 4/25/42 (1) 7,925 7,933
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 4.933%, 5/25/42 (1) 7,154 7,271
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 5.158%, 6/25/42 (1) 4,296 4,361

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 1,243 1,179
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 1,899 1,663
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 2,114 1,884
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 3.733%, 4/25/34 (1) 3,950 3,935
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 640 613
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 1,172 1,052
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 991 883
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 2,618 2,302
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,507 2,193
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 3,445 2,946
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,498 2,123
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 1,829 1,725
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 3,022 2,751
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.851%, 5/25/47 (1) 417 410
FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1) 3,908 3,741
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 565 532

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 549 538
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,556
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 4,023
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.945%, 7/25/44 (1) 101 101
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 8,091 7,289
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52 (1) 4,388 3,952
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 12,705 11,390
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 13,205 11,895
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 285 282
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 5,750 5,610
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 7,232 6,601
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 4,086 3,466
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 10,468 10,286
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 3.089%, 8/25/50 (1) 801 765
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,317 1,234
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 6,175 5,562

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 2,396 2,228
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 2,032 1,797
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 2,328 2,096
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 1,442 1,361
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 1,056 989
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 781 729
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 4,773 4,299
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 11,920 10,737
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 14,104 12,579
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 3,564 3,162
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 3.644%, 6/25/59 (1) 396 385
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 3.344%, 10/25/59 (1) 1,603 1,562
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 2,836 2,637
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 3.394%, 2/25/60 (1) 480 468
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 3,114 2,887
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 470 433

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,653 2,487
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 746 703
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 8,026 7,226
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 4,772 4,257
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 3,482 3,080
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 3,209 2,642
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 6,258 5,637
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 11,399 10,260
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 8,917 8,048
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 386 374
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 1,011 980
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 100 99
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 90 89
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 139 137
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 1,802 1,675
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 3,777 3,529

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,522
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 3,371 3,254
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,846 2,674
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 10,233 9,037
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 6.444%, 8/25/24  993 1,010
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 4.283%, 10/25/33 (1) 5,855 5,679
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 3.833%, 1/25/34 (1) 3,346 3,336
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 3.683%, 10/25/41 (1) 4,995 4,720
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 3.033%, 9/25/41 (1) 4,012 3,897
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 3.133%, 12/25/41 (1) 6,505 6,319
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 8,445 8,489
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 4.383%, 5/25/42 (1) 9,463 9,492
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 5.133%, 6/25/42 (1) 8,938 9,155
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 7,369 7,379
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 4.108%, 8/25/42 (1) 4,110 4,133
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,348 2,131

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 2,753 2,480
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 1,460 1,433
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 1,963 1,953
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 2,676 2,585
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 1,441 1,403
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 3,289 3,200
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 2,027 1,995
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 1,434 1,327
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 319 313
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 2,208 1,966
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 1,305 1,158
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,961 2,620
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 3,523 2,985
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 957 897
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 3,074 2,823
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 9,106 8,418

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67 (1) 5,574 5,523
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 944 896
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 604 528
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 9,562 8,609
483,040
Commercial Mortgage-Backed Securities 6.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 3.25%, 9/15/34 (1) 5,835 5,718
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 3.461%, 8/15/34 (1) 9,270 8,948
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 3.741%, 11/15/36 (1) 6,810 6,635
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M USD LIBOR + 1.05%, 3.441%, 9/15/32 (1) 8,355 8,228
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 3.242%, 9/15/34 (1) 8,180 8,016
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  2,038 1,938
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  2,158 2,084
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 3.19%, 6/15/38 (1) 4,285 4,118
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 4.648%, 2/15/39 (1) 2,805 2,682
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 3.541%, 9/15/38 (1) 6,525 6,210
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 3.383%, 2/15/37 (1) 10,745 10,420

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 4.292%, 8/15/38 (1) 5,765 5,361
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M USD LIBOR + 1.08%, 3.471%, 10/15/36 (1) 4,696 4,614
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 3.792%, 6/15/38 (1) 5,608 5,299
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 7,400 7,335
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 4.037%, 10/15/36 (1) 4,830 4,546
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 3.671%, 6/15/36 (1) 3,785 3,671
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 4.041%, 11/15/36 (1) 10,831 10,506
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 4,134 4,089
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.77%, 2/10/47  6,420 6,348
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,078
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.854%, 8/10/47 (1) 2,995 2,761
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  2,638 2,635
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 3.821%, 5/15/36 (1) 8,520 8,360
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.991%, 5/15/36 (1) 6,220 6,096
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,323 3,088
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 7,180 6,812

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 7,590 7,188
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 3.191%, 2/15/38 (1) 5,110 4,949
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 3.425%, 12/15/36 (1) 3,785 3,700
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 4.024%, 12/15/36 (1) 4,200 4,042
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 3.992%, 5/15/26 (1) 5,705 5,458
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,172
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 3.741%, 9/15/29 (1) 12,870 12,499
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 3.991%, 9/15/29 (1) 3,975 3,847
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 4.162%, 10/15/33 (1) 8,240 7,903
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 4.562%, 10/15/33 (1) 6,310 5,969
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 4.141%, 8/15/38 (1) 8,458 7,972
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 3.391%, 12/15/37 (1) 2,689 2,588
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 3.641%, 12/15/37 (1) 1,883 1,798
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 4,661
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 3.457%, 10/16/36 (1) 6,730 6,478
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 3.492%, 4/15/38 (1) 11,045 10,603

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 3.491%, 5/15/23 (1) 5,660 5,448
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 2,978
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 9,229
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1) 7,880 6,962
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 4.191%, 12/15/36 (1) 4,445 4,237
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 3.68%, 4/15/32 (1) 10,216 9,757
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 3.341%, 3/15/36 (1) 11,219 10,694
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 3.491%, 3/15/36 (1) 6,005 5,650
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 3.192%, 4/15/36 (1) 5,580 5,424
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 3.471%, 9/15/36 (1) 3,121 3,082
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 3.541%, 6/15/31 (1) 5,382 5,329
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 4.491%, 6/15/31 (1) 6,393 6,185
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  2,466 2,410
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 8,707
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,448
344,963

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.5%
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 3,608 3,523
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24 (1) 12,416 12,204
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 1,514 1,459
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 53 53
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 868 861
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 536 532
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 1,726 1,700
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 1,373 1,329
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 1,026 1,002
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 4,392 4,289
26,952
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $909,766) 854,955
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency Obligations 2.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  4,229 4,103
5.00%, 10/1/23 - 12/1/23  182 187
5.50%, 4/1/23 - 10/1/38  39 40
6.00%, 9/1/34 - 9/1/35  413 440
7.00%, 3/1/39  754 801
7.50%, 6/1/38  704 751

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 3.29%, 6/1/38  168 172
12M USD LIBOR + 1.625%, 3.629%, 6/1/38  24 24
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  126 125
12M USD LIBOR + 1.726%, 3.946%, 7/1/35  68 70
12M USD LIBOR + 1.733%, 2.108%, 2/1/37  26 26
12M USD LIBOR + 1.733%, 3.593%, 10/1/36  131 134
12M USD LIBOR + 1.739%, 3.008%, 5/1/38  65 64
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  30 31
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  32 33
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  38 38
12M USD LIBOR + 1.929%, 2.186%, 12/1/36  58 60
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  1 1
12M USD LIBOR + 1.982%, 2.268%, 2/1/34  5 5
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  33 32
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  131 134
12M USD LIBOR + 2.22%, 2.558%, 2/1/37  33 33
1Y CMT + 2.219%, 2.344%, 10/1/33  1 1
1Y CMT + 2.347%, 2.472%, 11/1/34  83 82
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  9,060 8,134
3.00%, 11/1/34  855 831
4.00%, 12/1/49 - 2/1/50  2,305 2,279
4.50%, 9/1/37 - 5/1/50  4,118 4,159
5.00%, 12/1/41  1,845 1,887
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  23 23
12M USD LIBOR + 1.568%, 3.288%, 7/1/35  41 41
12M USD LIBOR + 1.584%, 1.834%, 12/1/35  58 58
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  11 11
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  2 2
12M USD LIBOR + 1.687%, 2.84%, 7/1/34  5 5
12M USD LIBOR + 1.69%, 3.44%, 5/1/38  60 61
12M USD LIBOR + 1.715%, 1.965%, 10/1/32 - 12/1/32  38 38
12M USD LIBOR + 1.726%, 1.976%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  8 8
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  12 12
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  30 29
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  165 169
12M USD LIBOR + 1.83%, 3.172%, 8/1/38  9 9
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  97 101
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  21 21
12M USD LIBOR + 1.922%, 3.198%, 5/1/38  98 98
1Y CMT + 2.00%, 2.125%, 1/1/35  2 2
1Y CMT + 2.125%, 3.875%, 7/1/33  1 1

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6M USD LIBOR + 1.367%, 1.901%, 10/1/33  279 280
ECOFC + 1.254%, 2.358%, 7/1/27  1 1
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,707 2,343
2.50%, 1/1/52  8,537 7,630
3.00%, 9/1/28 - 6/1/52  10,092 9,671
3.50%, 12/1/45 - 1/1/52  13,028 12,538
4.00%, 1/1/47 - 12/1/49  3,267 3,228
4.50%, 5/1/41 - 1/1/50  12,488 12,623
5.00%, 3/1/23 - 8/1/52  6,649 6,879
5.50%, 1/1/24 - 5/1/40  7,057 7,474
6.00%, 2/1/23 - 2/1/49  9,149 9,934
6.50%, 7/1/32 - 12/1/32  314 335
UMBS, TBA (4)
4.00%, 9/1/52  11,390 11,117
4.50%, 9/1/52  15,570 15,475
124,902
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
3.00%, 9/20/47  7,723 7,344
3.50%, 8/20/44 - 2/20/48  3,542 3,438
4.00%, 9/20/45 - 10/20/50  4,070 4,045
4.50%, 8/20/47  1,454 1,488
5.00%, 12/20/34 - 5/20/48  7,080 7,315
5.50%, 9/15/45 - 2/20/49  3,072 3,322
6.00%, 7/15/36  1,528 1,675
Government National Mortgage Assn., TBA (4)
3.50%, 9/20/52  11,497 11,085
4.00%, 10/20/52  1,445 1,422
4.50%, 9/20/52  8,835 8,836
49,970
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $182,597) 174,872
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 16.2%
U.S. Treasury Obligations 16.2%
U.S. Treasury Notes, 0.125%, 4/30/23 (5) 5,070 4,963
U.S. Treasury Notes, 0.125%, 6/30/23 (5) 2,075 2,019
U.S. Treasury Notes, 0.375%, 8/15/24  11,675 10,996
U.S. Treasury Notes, 1.75%, 3/15/25  222,545 213,226
U.S. Treasury Notes, 2.25%, 3/31/24  86,895 85,225
U.S. Treasury Notes, 2.50%, 4/30/24  183,595 180,669
U.S. Treasury Notes, 2.75%, 5/15/25  209,545 205,518

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.00%, 6/30/24  51,465 51,015
U.S. Treasury Notes, 3.00%, 7/31/24  12,750 12,638
U.S. Treasury Notes, 3.25%, 8/31/24  50,730 50,516
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $830,453) 816,785
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.36% (6)(7) 14,876 14,876
Total Short-Term Investments
(Cost $14,876) 14,876
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.36% (6)(7) 5,704 5,704
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5,704
Total Securities Lending Collateral
(Cost $5,704) 5,704
Total Investments in Securities 100.5%
(Cost $5,297,473) $ 5,085,522
Other Assets Less Liabilities (0.5)% (24,201)
Net Assets 100.0% $ 5,061,321
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,175,625 and represents 43.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2022.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $47,935 and represents 0.9% of net assets.
(5) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
GO General Obligation
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (82) (71) (11)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (216) (203) (13)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (117) (102) (15)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (232) (203) (29)
Total Bilateral Credit Default Swaps, Protection
Bought (579) (68)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 14,500 43 23 20
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 20,250 127 (229) 356
Total Bilateral Credit Default Swaps, Protection Sold (206) 376
Total Bilateral Swaps (785) 308
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,811 U.S. Treasury Notes five year contracts 12/22 (200,696) $ 691
Short, 257 U.S. Treasury Notes ten year contracts 12/22 (30,045) 112
Long, 4,960 U.S. Treasury Notes two year contracts 12/22 1,033,308 (1,454)
Short, 188 Ultra U.S. Treasury Notes ten year
contracts 12/22 (23,535) 44
Net payments (receipts) of variation margin to date 870
Variation margin receivable (payable) on open futures contracts $ 263

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 349++
Totals $ —# $ — $ 349+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 153,759  ¤  ¤ $ 20,580
Total $ 20,580^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $349 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,580.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Short-Term Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and

T. ROWE PRICE Short-Term Bond Fund

prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,064,942 $ — $ 5,064,942
Short-Term Investments 14,876 — — 14,876
Securities Lending Collateral 5,704 — — 5,704
Total Securities 20,580 5,064,942 — 5,085,522
Swaps — 170 — 170
Futures Contracts* 847 — — 847
Total $ 21,427 $ 5,065,112 $ — $ 5,086,539
Liabilities
Swaps $ — $ 647 $ — $ 647
Futures Contracts* 1,454 — — 1,454
Total $ 1,454 $ 647 $ — $ 2,101
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F55-054Q1 08/22